Asset Allocation Portfolio

SCHEDULE OF INVESTMENTS

March 31, 2024 (unaudited)

Investment Companies (97.0%)	Shares/ Par +	Value $ (000’s)
Domestic Equity (48.6%)
iShares Core S&P 500 ETF	80,850	42,505
iShares Core S&P Mid-Cap ETF	38,750	2,354
iShares Core S&P Small-Cap ETF	18,700	2,067
Northwestern Mutual Series Fund, Inc., Domestic Equity Portfolio £	9,208,076	15,829
Northwestern Mutual Series Fund, Inc., Focused Appreciation Portfolio £	3,615,433	15,705
Northwestern Mutual Series Fund, Inc., Large Cap Blend Portfolio £	11,425,059	15,081
Northwestern Mutual Series Fund, Inc., Mid Cap Growth Stock Portfolio £	4,583,686	15,401
Northwestern Mutual Series Fund, Inc., Mid Cap Value Portfolio £	9,679,091	15,012
Northwestern Mutual Series Fund, Inc., Small Cap Growth Stock Portfolio £	2,656,345	6,415
Northwestern Mutual Series Fund, Inc., Small Cap Value Portfolio £	3,286,023	6,500
SPDR Portfolio S&P 600 Small Cap ETF	14,800	637

Total		137,506

Fixed Income (33.4%)
iShares Core U.S. Aggregate Bond ETF	181,500	17,776
Northwestern Mutual Series Fund, Inc., High Yield Bond Portfolio £	19,151,403	12,946
Northwestern Mutual Series Fund, Inc., Multi- Sector Bond Portfolio £	15,285,762	15,041
Northwestern Mutual Series Fund, Inc., Select Bond Portfolio £	41,173,283	45,208

Investment Companies (97.0%)	Shares/ Par +	Value $ (000’s)
Fixed Income continued
Northwestern Mutual Series Fund, Inc., Short- Term Bond Portfolio £	3,216,199	3,310

Total		94,281

Foreign Equity (15.0%)
iShares Core MSCI EAFE ETF	126,000	9,352
Northwestern Mutual Series Fund, Inc., Emerging Markets Equity Portfolio £	2,939,849	2,787
Northwestern Mutual Series Fund, Inc., International Equity Portfolio £	9,036,199	14,747
Northwestern Mutual Series Fund, Inc., International Growth Portfolio £	7,554,455	15,600

Total		42,486

Total Investment Companies (Cost: $262,056)		274,273

Short-Term Investments (1.5%)
Investment Companies (1.5%)
JPMorgan Ultra-Short Income ETF	40,300	2,033
PIMCO Enhanced Short Maturity Active ETF	20,100	2,021

Total		4,054

Total Short-Term Investments (Cost: $4,097)		4,054

Total Investments (98.5%) (Cost: $266,153)@		278,327

Other Assets, Less Liabilities (1.5%)		4,381

Net Assets (100.0%)		282,708

+	All par is stated in U.S. Dollar unless otherwise noted.
£	Affiliated Company
@

At March 31, 2024, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $266,153 and the net unrealized appreciation of investments based on that cost was $12,174 which is comprised of $23,875 aggregate gross unrealized appreciation and $11,701 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

Asset Allocation Portfolio

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s Investments at March 31, 2024.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Investment Companies	$274,273	$—	$ —
Short-Term Investments	4,054	—	—

Total Assets:	$278,327	$—	$ —

Transactions with Affiliated Companies

An affiliated company is a company in which a Portfolio has ownership of at least 5% of the voting securities or which the Portfolio controls, is controlled by or with which the Portfolio is under common control. Transactions with affiliated companies during the period ended March 31, 2024 are as follows:

Portfolio	Value at 12/31/2023	Purchases	Sales	Value at 3/31/2024	Change in Unrealized Appreciation/ (Depreciation)	Realized Gain (Loss)	Income Dividends	Capital Gain Distributions	% Ownership, 3/31/2024
				(amount in thousands)
Domestic Equity	$16,522	$–	$2,060	$15,829	$1,313	$54	$–	$–	1.4%
Emerging Markets	2,749	–	–	2,787	38	–	–	–	0.3%
Focused Appreciation	16,453	–	2,680	15,705	2,148	(216)	–	–	1.1%
High Yield Bond	12,832	–	–	12,946	114	–	–	–	1.7%
International Equity	14,259	–	–	14,747	488	–	–	–	0.8%
International Growth	14,383	–	–	15,600	1,217	–	–	–	1.4%
Large Cap Blend	16,091	–	2,730	15,081	1,377	343	–	–	8.3%
Mid Cap Growth Stock	14,255	–	–	15,401	1,146	–	–	–	1.4%
Mid Cap Value	14,325	–	–	15,012	687	–	–	–	2.2%
Multi-Sector Bond	14,888	–	–	15,041	153	–	–	–	1.2%
Select Bond	45,455	–	–	45,208	(247)	–	–	–	1.6%
Short-Term Bond	3,284	–	–	3,310	26	–	–	–	0.9%
Small Cap Growth Stock	5,953	–	–	6,415	462	–	–	–	0.9%
Small Cap Value	6,280	–	–	6,500	220	–	–	–	1.1%

	$197,729	$–	$7,470	$199,582	$9,142	$181	$–	$–

Abbreviations (unaudited)

Abbreviations that may be used in the preceding statements

ADR	American Depositary Receipt
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
IO	Interest Only Security
PO	Principal Only Security
GDR	Global Depositary Receipt
GO	General Obligation
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
IBOR	Interbank Offered Rate
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
ICE	Intercontinental Exchange
FTSE	Financial Times Stock Exchange
SONIA	Sterling Overnight Index Average Rate
SONIO	Sterling Overnight Interbank Average Rate
MUTKCALM	Bank of Japan Unsecured Overnight Call Rate
DAC	Designated Activity Company
TBA	To Be Announced
CMT	Constant Maturity Treasury
OIS	Overnight Index Swaps
BBR	Bank Bill Rate
BBSW	Bank Bill Swap Reference Rate
BONCER	National Treasury Bond in Pesos with Adjustment for CER
DIFC	Dubai International Financial Centre
EURIBOR	Euro Interbank Offered Rate
SDR	Swedish Depository Receipt
ETF	Exchange Traded Fund

Currency Abbreviations
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan Renminbi - Offshore
CNY	Chinese Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican New Peso
NOK	Norwegian Krone
PEN	Peruvian Sol
RUB	Russian Ruble
SAR	Saudi Riyal
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand

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